LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
	Year ended December 31,
	2025	2024

Weighted average remaining lease term	8.33 Years	8.66 Years
Weighted average discount rate	5.63%	5.53%

Schedule of maturities of operating lease liabilities
Year ending December 31,
2026	$4,271
2027	3,112
2028	3,112
2029	2,876
2030	3,205
Thereafter	11,609

Total lease payments *)	$28,185

Less – imputed interest	(5,827)

Present value of lease liabilities	$22,358

*) Total lease payments are not offset by $5,593 of expected non-cancelable future sublease payments.